Equity Method Accounted Investees - Narrative (Details) $ in Millions, $ in Millions		12 Months Ended
	Oct. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)		Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)	[2]	Dec. 31, 2024 MXN ($)	Oct. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution		$ 179	[1]				$ 3,221			$ 3,261
Cash and cash equivalents		5,997	[2]			$ 165,112	$ 107,980	$ 7,766		139,834		$ 83,439
Results for the period, net of tax		$ (83)	[3]	$ (1,498)	$ (993)	(406)
Promotora Mexicana de Embotelladores, S.A. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Dividends received						79
Total Joint Ventures
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Equity income recognized from ownership interest, net of tax				21	$ 12	190
Planta Nueva Ecología de Tabasco, S.A. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution										320
Dispensadoras de Café, S.A.P.I. de C.V
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Dividends received				$ 23
Business acquisition, percentage of equity interests acquired		100.00%					100.00%
Equity interests of acquirer							$ 22
Jugos del Valle, S.A.P.I. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution							$ 167			$ 482
Economic ownership percentage		28.20%		28.20%	28.20%
Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Dividends received					$ 19
Alimentos de Soja S.A.U.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Impairment loss on investments				$ 13		143
Economic ownership percentage		10.70%		10.70%	10.70%
Total associates
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Equity income recognized from ownership interest, net of tax				$ 510	$ 294	25
IFS TopCo LLC
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Cash and cash equivalents	$ 1,500										$ 24,468
Economic ownership percentage	37.08%	37.08%		37.08%	37.08%
Fair value of investments in associates for which there are quoted market prices	$ 890										$ 15,032
Other Associates
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Results for the period, net of tax				$ 2,029	$ (1,299)	$ (621)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[3]	Convenience translation to U.S. dollars ($) – See Note 2.2.4